UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

WE ARE AMENDING THE DECEMBER 31, 2023 ANNUAL REPORT TO UPDATE MH ELITE SELECT PORTFOLIO OF FUNDS, FINANCIAL HIGHLIGHTS ON PAGE 27 OF THE REPORT BELOW.

This change was made because the “Income Fund’s” financial highlights was duplicated on the “Select Portfolio” financial highlights page.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Annual Report

December 31, 2023

MH ELITE PORTFOLIO OF FUNDS TRUST

SHAREHOLDER LETTER

DECEMBER 31, 2023 (UNAUDITED)

Dear Fellow Shareholders:

We are pleased to present our combined 2023 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

In last years report I wrote what goes up must come down and after three straight years of double-digit gains in the U.S. stock market, 2022 was a disappointment with a double-digit loss and a reminder that all good things don’t last forever but they do recover. 2023 was the sequel, what goes down must come up. The stock market rebounded from the lows of 2022 to post yet another year of double-digit gains.

With the S&P 500 Index reaching record highs in 2023 and closing 20% above its October 2022 bottom, consensus is we are perhaps entering the next bull market cycle. The Index ended the year with nine consecutive weeks of positive returns.

Fed policies to manage interest rates to bring inflation down have been effective in offsetting market jitters surrounding the two global wars, one in Ukraine and one in Gaza between Israel and Hamas, a very dysfunctional Congress, a U.S. presidential election in which a majority of voters do not like the presumptive candidates, the collapse of two regional banks and worries about a potential bigger financial crisis, immigration and border concerns and the alarming number of mass shootings that continue to plague our country. Inflation dropped from 6.4% to 3.1% while the unemployment rate never rose above 4% in 2023. Robust gains in U.S. stocks, foreign stocks, real estate and bonds fueled the stock market recovery from last year’s bear market. The only major asset class to finish in the red were commodities.

While the media focuses on the performances of indexes, for example, the S&P 500 Index, all is not what it seems. The S&P 500 Index is portrayed as a broad market benchmark of the 500 largest companies in the U.S. and yet the 26% gain of the index in 2023 can be attributed to the performance of a handful of stocks, referred to as the Magnificent Seven, Amazon, Apple, Google, Meta, Microsoft, Nvidia and Tesla. Without the gains of the Magnificent Seven, ranging from 48% to 239%, the Index’s remaining 493 stocks would have returned a more modest 8%.

MH Elite Fund of Funds gained 19.1% in 2023 versus a gain of 26.5% for the Russell 1000 Index. Our under performance relative to the Index is attributed to our broader diversification than the Index and the disparity between growth and value investing styles. The disparity between value and growth stock performance in 2023 was as significant as was the impact the Magnificent Seven had on the Index’s returns. Large Cap Growth Funds on average returned 36.7%. Large Cap Value Funds, on the other hand, had an average return of 11.6% in 2023. An Equal Weighted S&P 500 Index Fund gained 13.3% in comparison to the 26% gain of the S&P 500 Index, a market cap weighted index whose performance was driven by a handful of stocks, the Magnificent Seven. As we invest in both value and growth investing styles it is expected that our returns will reflect the disparity in fund returns and, naturally, represent more of an average of the two investing styles.

Growth funds, led by the technology sector, were the biggest contributors to our overall performance led by Shelton NASDAQ 100 Index (+54.6%), Loomis Sayles Growth (+51.4%), Fidelity Large Cap Growth Index (+42.8%) and Principal Blue Chip (+39.9%).  In contrast to

Annual Report |  1

MH ELITE PORTFOLIO OF FUNDS TRUST

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

2022 when our Large Cap Value funds were our top performers, a few of our value funds were a drag on performance led by Neuberger Berman Large Cap Value, down 1.7%, Vanguard Equity Income (+7.8%) and Columbia Dividend Income (+10.6%).

A notable number of changes were made midyear which included replacing Vanguard Dividend Appreciation, Hartford Equity Income, Akre Focus, Fidelity Select Medical Delivery and Select Medical Equipment and Systems. New additions to the portfolio were BNY Mellon Dynamic Value, Touchstone Large Cap Focused, Pear Tree Quality, Amana Growth and Fidelity Large Cap Growth Index. In November, Fidelity Large Cap Core Enhanced Index was converted to an ETF. We sold our position before the conversion and used the proceeds to purchase Putnam Multi Cap Core and added to Pear Tree Quality and Fidelity Large Cap Growth Index.

MH Elite Small Cap Fund of Funds gained 15% in 2023 versus a gain of 16.9% for the Russell 2000 Index. The disparity between growth and value stocks was not as apparent within the small cap sector. Neither investing style distinguished itself in terms of performance. According to Morningstar, the difference in terms of performance was less than 1% between small cap growth and small cap value funds. Small Cap stocks were flat for most of the year with all the gains coming in November and December. Through October, MH Elite Small Cap Fund of Funds was down 2.5% while the Russell 2000 Index had a loss of 4.4%. Our fund gained 17.1% in November and December as the Russell 2000 index was rallying with a gain of 21%. As of January 31, 2024, the one- three- and five-year average annual returns for MH Elite Smal Cap Fund of Funds have outperformed the Russell 2000 Index. We will maintain our focus on building a diversified portfolio of funds representing the full spectrum of investment choices within the micro-cap and small-cap sectors including both value-oriented and growth focused funds.

Our top performing holdings were funds that gained at least 20% for the year, led by Natixis Vaugn Nelson Small Cap Value (+25.1%), followed by Hood River Small Cap Growth (+21.5%), Schwab Fundamental U.S. Small Company Index, Virtus KAR Small Cap Growth and Congress Small Cap Growth, each with a gain of 20%.  New additions, Hennessy Cornerstone Mid Cap 30, Fuller & Thaler Behavioral Small Cap and Virtus KAR Small Cap Core also contributed with strong fourth quarter performances.  To make room for our new holdings we liquidated our positions in Kinetics Small Cap Opportunities, Principal Small Cap Blend, DFA U.S. Small Cap Value and MFS New Discovery Value. There were no significant underperforming funds, but a few were a little underwhelming in terms of performance including Bridgeway Small Cap Value (+14.1%), Aegis Value (+13.1%) and Thrivent Small Cap Stock (+12.5%).

MH Elite Select Portfolio of Funds gained 12.5% in 2023. The Fund also had a strong fourth quarter to offset the weaknesses in the third quarter to end the year with a double-digit gain. Foreign investments continue to be impacted by the Russian invasion of Ukraine and the war between Israel and Hamas in Gaza. Our performance was impacted the most by our allocation to the commodity sector with Fidelity Global Commodity losing 5.2% for the year. We achieved strong returns from our allocation to Foreign Developed Markets led by Vanguard Industrials Index (+22.4%) and Brown Capital Management International Small Company (+20%). We benefitted from several changes made mid-year when we reduced our position in Wasatch Emerging Market and added Matthews Emerging Market Small Companies. We also sold MFS International Value and Pimco StocksPlus International and added Federated

Annual Report |  2

MH ELITE PORTFOLIO OF FUNDS TRUST

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

Hermes International Leaders, MFS International Equity, Schwab Fundamental International Large Company, State Street Hedged International Developed Equity and Third Avenue Value to the portfolio. In September we replaced Vanguard International Growth and Artisan International Small Cap with Fidelity International Small Cap and Hartford International Value. Due to the weakness in the commodity sector, we liquidated our position in Vanguard Commodity Strategy.

The fund has a current allocation of 48% invested in Foreign Developed Markets, 26% in Emerging Market funds, 8% in funds within the Natural Resources category, 9% in the Real Estate sector and 9% in other alternative strategies and cash.

MH Elite Income Fund of Funds was up 7.3% in 2023 outperforming Barclay’s US Aggregate Bond Index’s gain of 5.5%. The Fund’s 3-, 5- and 10-year average annual returns have also outperformed the Index. The bond market rallied in November and December, along with stocks, to overcome a relatively flat year in terms of performance. With no significant interest rate increases and inflation under control the bond market was able to recover from a very disappointing 2022.  We also benefitted from our cash position, earning between 4 and 5% throughout the year.

Our top performers were led by High Yield Bond funds, Artisan High Income and Brandywine Global High Yield, both with gains of 15%. Other top contributors were Emerging Market and Global Bond funds, Vanguard Emerging Market Bond (+13.8%), T. Rowe Price Global Multi-Sector Bond (+12.2%) and Dodge & Cox Global Bond (+12.3%) and Floating Rate/Bank Loan fund, Fidelity Floating Rate High Income (+12.6%). On the flip side, utilities were the only sector in our portfolio to lose money in 2023 after being the only sector to generate a positive return in 2022.

Changes to the portfolio included liquidating our positions in Payden Corporate Bond, Vanguard Utilities Index, Fidelity Strategic Real Return, Lord Abbett Bond Debenture, Vanguard High Dividend Yield Index, Catalyst Floating Rate Income and Columbia Convertible Securities. Proceeds from the sale of these funds were used to purchase    T. Rowe Price Floating Rate, Franklin Convertible Securities, Pimco Income, Vanguard Tax-Managed Balanced, Fidelity Select Utilities, T. Rowe Price Capital Appreciation and Income and River Canyon Total Return Bond. We also increased our position in a number of existing underlying funds.

The Fund currently invests 35% in traditional bond funds with an emphasis on short term, intermediate term and multisector bond funds. To maintain a diversified portfolio the Fund invests in High Yield Bond Funds (10%), Floating Rate/Bank Loan Funds (10%), Emerging Market Bond Funds (5%), World Bond Funds (8%), and allocates 32% to alternative income strategies and cash. Alternative strategies include investing in Utilities, Convertible Securities and funds that generate income from stock dividends.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Investing can be very precarious. Market cycles are a persistent theme when it comes to investing. Our diversified funds are managed to balance value and growth, foreign and domestic exposure, bonds and stocks and include both index/passive and actively managed mutual funds. Stock market losses are inevitable, but fortunately they are typically not long lasting if investors maintain a diversified portfolio. Despite all the excuses to not be in the

Annual Report |  3

MH ELITE PORTFOLIO OF FUNDS TRUST

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

market, investors and savers who stay invested are eventually rewarded for their patience and their ability to tune out the noise and let the stock market do its thing, which is to grow in value over time, an investor’s best safeguard to financial success.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders. For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

President

Annual Report |  4

MH ELITE SMALL CAP FUND OF FUNDS

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

MH Elite Small Cap Fund of Funds $16,938
Russell 2000 Index $19,959
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$4,000
$0
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
12/31/23

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2013 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Average Annual Total Returns for the Periods Ended December 31, 2023
	1 Year	5 Year	10 Year
MH Elite Small Cap Fund of Funds	14.98%	9.14%	5.42%
Russell 2000 Index	16.93%	9.97%	7.16%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Annual Report |  5

MH ELITE FUND OF FUNDS

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

MH Elite Fund of Funds $20,870
Russell 1000 Index $30,523
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$4,000
$0
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
12/31/23

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2013 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Average Annual Total Returns for the Periods Ended December 31, 2023
	1 Year	5 Year	10 Year
MH Elite Fund of Funds	19.08%	11.15%	7.64%
Russell 1000 Index	26.53%	15.52%	11.81%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Annual Report |  6

MH ELITE SELECT PORTFOLIO OF FUNDS

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

 Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

MH Elite Select Portfolio of Funds $12,649
MSCI ACWI ex USA IMI Index $15,452
$20,000
$16,000
$12,000
$8,000
$4,000
$0
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
12/31/23

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2013 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI EX USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI EX USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI EX USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Average Annual Total Returns for the Periods Ended December 31, 2023
	1 Year	5 Year	10 Year
MH Elite Select Portfolio of Funds	12.53%	5.04%	2.35%
MSCI ACWI EX USA IMI	16.26%	7.70%	4.45%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Annual Report |  7

MH ELITE INCOME FUND OF FUNDS

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

 Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Bloomberg US Aggregate Bond Index

$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
MH Elite Income Fund of Funds $12,521
Bloomberg US Aggregate Bond Index $11,964
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
12/31/16
6/30/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
12/31/23

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2013 and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Bloomberg US Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Average Annual Total Returns for the Periods Ended December 31, 2023
	1 Year	5 Year	10 Year
MH Elite Income Fund of Funds	7.33%	3.00%	2.27%
Bloomberg US Aggregate Bond Index	5.54%	1.10%	1.81%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Annual Report |  8

MH ELITE SMALL CAP FUND OF FUNDS

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by Morningstar®  categories of the underlying funds. Percentages are based on net asset value.

Other Assets Less Liabilities 1.17%
Mid Growth 3.84%
Money Market Fund 1.57%
Small Growth 26.44%
Small Blend 39.94%
Small Value 27.04%

Annual Report |  9

MH ELITE FUND OF FUNDS

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by Morningstar®  categories of the underlying funds. Percentages are based on net asset value.

Mid Growth
2.68%
Money
Market Fund
2.76%
Other Assets Less
Liabilites
0.79%
Mid Blend
2.86%
Large Blend
26.25%
Large Value
24.66%
Large Growth
40.00%

Annual Report |  10

MH ELITE SELECT PORTFOLIO OF FUNDS

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by Morningstar®  categories of the underlying funds. Percentages are based on net asset value.

Other Assets Less Liabilities
0.55%
Real Estate
8.90%
Money Market Fund
2.08%
Diversified Emerging Markets
25.96%
Natural Resources
7.41%
Infrastructure
2.93%
Industrials
3.91%
Global Small/Mid Stock
5.14%
Foreign Small/Mid
Growth
5.19%
Foreign Develop Markets
7.53%
Foreign Large Value
5.60%
Foreign Large Blend
16.75%
Foreign Large Growth
8.05%

Annual Report |  11

MH ELITE INCOME FUND OF FUNDS

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by Morningstar®  categories of the underlying funds. Percentages are based on net asset value.

Other Assets Less Liabilities 0.65%
Money Market Fund 2.10%
Utilities 3.19%
Short-Term Bond 6.58%
Asset Allocation 21.48%
Multisector Bond 10.14%
Bank Loan 9.87%
Convertibles 3.96%
Emerging Market Bond 4.93%
Intermediate Core-Plus Bond 18.38%
High Yield Bond 10.28%
Global Bond 8.44%

Annual Report |  12

MH ELITE SMALL CAP FUND OF FUNDS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

Shares		Value

OPEN-END MUTUAL FUNDS - 98.83%

Mid Growth - 3.84%
7,162	Virtus KAR Small Cap Core - Class I	$ 372,867

Small Blend - 39.94%
12,154	Fuller &Thaler Behavioral Small Cap Equity - Class I	505,475
35,434	Natixis Vaughan Nelson Small Cap Value - Class Y	712,574
13,943	Paradigm Micro Cap *	712,048
50,466	Schwab Fundamental US Small Company Index - Class I	834,705
19,894	Thrivent Small Cap Stock - Class S	586,461
6,000	Vanguard Tax Managed Small Cap - Admiral Class	527,460
		3,878,723
Small Growth - 26.44%
21,057	Congress Small Cap Growth - Class I *	817,229
4,148	Hood River Small Cap Growth - Class I *	235,665
24,785	Oberweis Micro Cap *	932,157
11,837	Oberweis Small-Cap Opportunities Class I *	267,756
9,500	Virtus KAR Small Cap Growth - Class I	315,400
		2,568,207
Small Value - 27.04%
17,300	Aegis Value - Class I	611,547
10,608	Bridgeway Small Cap Value - Class N	408,824
29,590	Hennesey Cornerstone Mid Cap 30 - Class I	615,482
14,570	Invesco Small Cap Value Index - Class Y	323,312
8,626	Vanguard Small Cap Value Index - Admiral Class	667,135
		2,626,300

TOTAL OPEN-END MUTUAL FUNDS (Cost $7,681,176) - 97.26%		$ 9,446,097

MONEY MARKET FUND - 1.57%
152,308	Fidelity Institutional Government Money Market - Class I 5.23% **	152,308
TOTAL MONEY MARKET FUND (Cost $152,308) - 1.57%		$ 152,308

INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,833,484) - 98.83%		$ 9,598,405

OTHER ASSETS LESS LIABILITES - 1.17%		113,985

NET ASSETS - 100.00%		$ 9,712,390

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Annual Report |  13

MH ELITE FUND OF FUNDS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

Shares		Value

OPEN-END MUTUAL FUNDS - 96.45%

Large Blend - 26.25%
78,363	Centre American Select Equity - Class I	$ 1,211,494
17,055	Putnam Multi-Cap - Class R6	608,187
13,000	T. Rowe Price Dividend Growth	920,530
25,145	Touchstone Large Cap Focused - Class Y	1,487,586
6,665	Vanguard Tax-Managed Capital Appreciation - Admiral Class	1,647,141
		5,874,938
Large Growth - 40.00%
7,810	Amana Growth - Class I	560,840
37,539	Fidelity Large Cap Growth Index - Class I	1,107,390
11,000	Jenson Quality Growth - Class I	649,880
30,000	Loomis Sayles Growth - Class Y	696,900
71,589	Pear Tree Quality - Class I	1,685,915
19,950	Principal Blue Chip - Class I	784,838
68,322	Shelton Capital Management Nasdaq-100 Index - Investor Class	2,309,283
18,147	T. Rowe Price All-Cap Opportunities	1,160,332
		8,955,378
Large Value - 24.66%
31,956	Columbia Dividend Income - Class I2	990,007
26,021	BNY Mellon Dynamic Value - Class I	1,075,982
33,934	Hillman Value - No Load *	1,049,573
17,434	Neuberger Berman Large Cap Value - Investor Class	720,384
34,441	Putnam Large Cap Value - Class Y	1,062,852
7,382	Vanguard Equity Income - Admiral Class	622,080
		5,520,878
Mid Blend - 2.86%
4,752	Fidelity Select Brokerage & Investment Management	640,284

Mid Growth - 2.68%
13,998	PRIMECAP Odyssey Aggressive Growth	600,644

TOTAL OPEN-END MUTUAL FUNDS (Cost $16,936,582) - 96.45%		$21,592,122

MONEY MARKET FUND - 2.76%
617,847	Fidelity Institutional Government Money Market - Class I 5.23% **	617,847
TOTAL MONEY MARKET FUND (Cost $617,847) - 2.76%		$ 617,847

INVESTMENTS IN SECURITIES, AT VALUE (Cost $17,554,429) - 99.21%		$22,209,969

OTHER ASSETS LESS LIABILITES - 0.79%		176,994

NET ASSETS - 100.00%		$22,386,963

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Annual Report |  14

MH ELITE SELECT PORTFOLIO OF FUNDS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

Shares		Value

OPEN-END MUTUAL FUNDS - 97.37%

Diversified Emerging Markets - 25.96%
21,019	Driehaus Emerging Markets Small Cap Growth	$ 399,569
21,999	Matthews Emerging Markets Small Companies - Class I	560,750
37,748	Seafarer Overseas Growth and Income - Investor Class	475,628
24,877	Wasatch Emerging Markets Select - Class I *	421,424
		1,857,371
Foreign Develop Markets - 7.53%
8,760	Fidelity International Small Cap	274,702
14,961	Hartford International Value - Class I	263,914
		538,616
Foreign Large Blend - 16.75%
10,513	Federated Hermes International Leaders - Class R6	387,714
12,810	MFS International Equity - Class R6	421,953
3,553	State Street Hedged International Developed Equity Index - Class K	388,508
		1,198,175
Foreign Large Growth - 8.05%
25,304	WCM Focused International Growth - Class I	575,930

Foreign Large Value - 5.60%
38,118	Schwab Fundamental International Large Company Index	400,236

Foreign Small/Mid Growth - 5.19%
16,486	Brown Capital Management International Small Company - Investor Class	371,274

Global Small/Mid Stock - 5.14%
5,696	Third Avenue Value - Class I	367,602

Industrials - 3.91%
2,474	Vanguard Industrials Index - Admiral Class	280,025

Infrastructure - 2.93%
13,717	Lazard Global Listed Infrastructure Portfolio	209,739

Natural Resources - 7.41%
10,510	Fidelity Global Commodity Stock	187,809
3,535	Vanguard Materials Index - Admiral Class	342,199
		530,008
Real Estate - 8.90%
20,832	Cohen & Steers Real Estate Securities - Class I	346,221
17,113	MFS Global Real Estate - Class R6	290,406
		636,627

TOTAL OPEN-END MUTUAL FUNDS (Cost $6,382,715) - 97.37%		$ 6,965,603

The accompanying notes are an integral part of these financial statements.

Annual Report |  15

MH ELITE SELECT PORTFOLIO OF FUNDS

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023

Shares		Value

MONEY MARKET FUND - 2.08%
149,264	Fidelity Institutional Government Money Market - Class I 5.23% *	$ 149,264
TOTAL MONEY MARKET FUND (Cost $149,264) - 2.08%		$ 149,264

INVESTMENTS IN SECURITIES, AT VALUE (Cost $6,531,979) - 99.45%		$ 7,114,867

OTHER ASSETS LESS LIABILITES - 0.55%		39,081

NET ASSETS - 100.00%		$ 7,153,948

* Non-income producing securities during the period.

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Annual Report |  16

MH ELITE INCOME FUND OF FUNDS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2023

Shares		Value

OPEN-END MUTUAL FUNDS - 99.35%

Asset Allocation - 21.48%
54,759	Fidelity Advisor Multi-Asset Income	$ 731,579
30,261	Fidelity Strategic Dividend & Income	480,550
70,253	PIMCO Inflation Response Multi-Asset - Class I	563,427
15,601	T Rowe Price Capital Appreciation & Income	401,248
16,590	Vanguard Tax-Managed Balanced - Admiral Class	683,346
		2,860,150
Bank Loan - 9.87%
97,498	Fidelity Floating Rate High Income	906,729
43,956	T. Rowe Price Floating Rate	408,352
		1,315,081
Convertibles - 3.96%
25,445	Franklin Convertible Securities Advisor Class	526,972

Emerging Markets Bond - 4.93%
28,317	Vanguard Emerging Markets Bond - Admiral Class	656,115

Global Bond - 8.44%
71,173	Dodge & Cox Global Bond - Class I	778,628
34,369	T. Rowe Price Global Multi-Sector Bond - Investor Class	344,721
		1,123,349
High Yield Bond - 10.28%
68,150	Artisan High Income - Advisor Class	615,392
74,596	BrandywineGLOBAL High Yield - Class I	754,170
		1,369,562
Intermediate Core-Plus Bond - 18.38%
63,792	Dodge & Cox Income - Class I	805,057
26,856	Carillon Reams Core Plus Bond - Class I	807,565
90,580	Victory Core Plus Intermediate Bond	835,149
		2,447,771
Multisector Bond - 10.14%
62,480	PIMCO Income - Class I	663,541
68,262	River Canyon Total Return Bond - Class I	686,718
		1,350,259
Short-Term Bond - 6.58%
39,836	BBH Limited Duration - Class I	408,714
58,914	PIMCO Low Duration Income - Class I	467,777
		876,491
Utilities - 3.19%
4,221	Fidelity Select Utilities Portfolio	425,138

TOTAL OPEN-END MUTUAL FUNDS (Cost $13,101,800) - 97.25%		$12,950,888

The accompanying notes are an integral part of these financial statements.

Annual Report |  17

MH ELITE INCOME FUND OF FUNDS

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2023

Shares		Value

MONEY MARKET FUND - 2.10%
279,617	Fidelity Institutional Government Money Market - Class I 5.23% *	$ 279,617
TOTAL MONEY MARKET FUND (Cost $279,617) - 2.10%		$ 279,617

INVESTMENTS IN SECURITIES, AT VALUE (Cost $13,381,417) - 99.35%		$13,230,505

OTHER ASSETS LESS LIABILITES - 0.65%		86,929

NET ASSETS - 100.00%		$13,317,434

** Variable rate security; the money market rate shown represents the seven day yield at December 31, 2023.

The accompanying notes are an integral part of these financial statements.

Annual Report |  18

MH ELITE PORTFOLIO OF FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Assets:				
Investments in Securities, at Value (Cost $7,833,484, $17,554,429, $6,531,979, and $13,381,417, respectively)	$ 9,598,405	$ 22,209,969	$ 7,114,867	$ 13,230,505
Cash	120,893	129,180	45,934	65,913
Receivables:				
Capital Gain Distributions from Underlying Fund	-	44,351	-	163
Dividends and Interest	3,080	26,794	558	34,908
Total Assets	9,722,378	22,410,294	7,161,359	13,331,489
Liabilities:				
Payables:				
Due to Advisor	9,988	23,331	7,411	14,055
Total Liabilities	9,988	23,331	7,411	14,055
Net Assets	$ 9,712,390	$ 22,386,963	$ 7,153,948	$ 13,317,434
Net Assets Consist of:				
Paid In Capital	$ 7,753,029	$ 16,496,659	$ 6,504,404	$ 13,338,692
Distributable Earnings (Deficit) (Note 4)	1,959,361	5,890,304	649,544	(21,258)
Net Assets	$ 9,712,390	$ 22,386,963	$ 7,153,948	$ 13,317,434
Shares Outstanding (1,000,000,000 shares authorized with no par value)	1,239,680	2,717,962	1,285,378	2,600,627
Net Asset Value Per Share	$ 7.83	$ 8.24	$ 5.57	$ 5.12

The accompanying notes are an integral part of these financial statements.

Annual Report |  19

MH ELITE PORTFOLIO OF FUNDS TRUST

STATEMENTS OF OPERATIONS

For the year ended DECEMBER 31, 2023

Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Investment Income:				
Dividends	$ 63,586	$ 213,731	$ 123,125	$ 539,074
Interest	5,784	34,552	15,303	75,930
Total Investment Income	69,370	248,283	138,428	615,004
Expenses:				
Advisory	90,525	202,785	67,839	129,981
Administrative	20,484	46,222	15,377	29,480
Total Expenses	111,009	249,007	83,216	159,461
Net Investment Income (Loss)	(41,639)	(724)	55,212	455,543
Realized and Unrealized Gain (Loss) on Investments:				
Net Realized Gain (Loss) on Investments	210,840	706,514	115,474	(127,455)
Capital Gain Distributions from Underlying Fund	126,121	584,450	52,526	21,417
Net Change in Unrealized Appreciation on Investments	964,194	2,190,098	544,019	539,620
Net Realized and Unrealized Gain on Investments	1,301,155	3,481,062	712,019	433,582
Net Increase in Net Assets Resulting from Operations	$ 1,259,516	$ 3,480,338	$ 767,231	$ 889,125

The accompanying notes are an integral part of these financial statements.

Annual Report |  20

MH ELITE SMALL CAP FUND OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report |  21

MH ELITE FUND OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report |  22

MH ELITE SELECT PORTFOLIO OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report |  23

MH ELITE INCOME FUND OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Annual Report |  24

MH ELITE SMALL CAP FUND OF FUNDS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each year.

Years Ended				
	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net Asset Value, at Beginning of Year	$ 6.81	$ 9.56	$ 8.84	$ 7.58	$ 6.63
Income From Investment Operations:					
Net Investment Income (Loss) (a)(c)	(0.03)	(0.04)	0.06	(0.02)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.05	(1.73)	1.18	1.52	1.42
Total from Investment Operations	1.02	(1.77)	1.24	1.50	1.41
Distributions:					
Net Investment Income	-	(0.06)	-	-	-
Realized Gains	-	(0.92)	(0.52)	(0.24)	(0.46)
Total from Distributions	-	(0.98)	(0.52)	(0.24)	(0.46)
Net Asset Value, at End of Year	$ 7.83	$ 6.81	$ 9.56	$ 8.84	$ 7.58
Total Return (b)	14.98%	(20.36)%	14.58%	20.41%	22.58%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 9,712	$ 8,094	$ 9,882	$ 8,886	$ 7,583
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.47)%	(0.54)%	0.59%	(0.26)%	(0.19)%
Portfolio Turnover	28.30%	67.56%	16.75%	37.70%	18.59%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(b) Total return assumes reinvestment of dividends.

(c) Net investment income (loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are an integral part of these financial statements.

Annual Report |  25

MH ELITE FUND OF FUNDS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each year.

Years Ended				
	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net Asset Value, at Beginning of Year	$ 6.92	$ 9.60	$ 8.56	$ 7.44	$ 6.16
Income From Investment Operations:					
Net Investment Loss (a)(c)	- *	(0.03)	(0.05)	(0.03)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.32	(1.79)	1.65	1.45	1.51
Total from Investment Operations	1.32	(1.82)	1.60	1.42	1.50
Distributions:					
Net Investment Income	-	-	-	-	-
Realized Gains	-	(0.86)	(0.56)	(0.30)	(0.22)
Total from Distributions	-	(0.86)	(0.56)	(0.30)	(0.22)
Net Asset Value, at End of Year	$ 8.24	$ 6.92	$ 9.60	$ 8.56	$ 7.44
Total Return (b)	19.08%	(20.65)%	19.75%	19.75%	25.17%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 22,387	$ 16,923	$ 19,631	$ 16,150	$ 14,133
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.00)%	(0.37)%	(0.60)%	(0.41)%	(0.17)%
Portfolio Turnover	27.00%	56.44%	12.73%	24.16%	17.37%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(b) Total return assumes reinvestment of dividends.

(c) Net investment income (loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

* Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Annual Report |  26

MH ELITE SELECT PORTFOLIO OF FUNDS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each year.

Years Ended				
	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net Asset Value, at Beginning of Year	$ 4.96	$ 7.06	$ 6.93	$ 6.09	$ 5.17
Income From Investment Operations:					
Net Investment Income (Loss) (a)(c)	0.04	0.01	(0.01)	(0.02)	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.58	(1.79)	0.46	1.19	0.96
Total from Investment Operations	0.62	(1.78)	0.45	1.17	1.02
Distributions:					
Net Investment Income	(0.01)	-	-	(0.07)	(0.01)
Realized Gains	-	(0.32)	(0.32)	(0.26)	(0.09)
Total from Distributions	(0.01)	(0.32)	(0.32)	(0.33)	(0.10)
Net Asset Value, at End of Year	$ 5.57	$ 4.96	$ 7.06	$ 6.93	$ 6.09
Total Return (b)	12.53%	(26.30)%	6.72%	20.22%	20.19%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 7,154	$ 5,952	$ 7,671	$ 7,185	$ 5,910
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	0.83%	0.21%	(0.08)%	(0.37)%	1.07%
Portfolio Turnover	32.27%	44.10%	8.20%	20.38%	27.83%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(b) Total return assumes reinvestment of dividends.

(c) Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are an integral part of these financial statements.

Annual Report |  27

MH ELITE INCOME FUND OF FUNDS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout each year.

Years Ended				
	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Net Asset Value, at Beginning of Year	$ 4.89	$ 5.58	$ 5.53	$ 5.38	$ 4.96
Income From Investment Operations:					
Net Investment Income (a)(c)	0.17	0.14	0.08	0.09	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.18	(0.68)	0.05	0.19	0.40
Total from Investment Operations	0.35	(0.54)	0.13	0.28	0.54
Distributions:					
Net Investment Income	(0.12)	(0.07)	(0.08)	(0.13)	(0.12)
Realized Gains	-	(0.08)	-	-	-
Total from Distributions	(0.12)	(0.15)	(0.08)	(0.13)	(0.12)
Net Asset Value, at End of Year	$ 5.12	$ 4.89	$ 5.58	$ 5.53	$ 5.38
Total Return (b)	7.33%	(9.85)%	2.44%	5.26%	11.10%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 13,317	$ 11,550	$ 10,451	$ 8,814	$ 7,110
Ratio of Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (c)	3.55%	2.79%	1.46%	1.85%	2.68%
Portfolio Turnover	45.57%	22.51%	9.96%	25.32%	15.93%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.

(b) Total return assumes reinvestment of dividends.

(c) Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are an integral part of these financial statements.

Annual Report |  28

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Each of the Funds intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Annual Report |  29

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023

Investment Income – Dividend income from underlying funds are recorded on the ex-dividend date. Interest income from money market funds are recognized on an accrual basis when earned.

Security transactions and Investment Income – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents:  Each Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such account and believe they are not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

 2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds’ average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Annual Report |  30

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023

Other expenses of 0.25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.04% to 1.53% of average net assets.

For the year ended December 31, 2023 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$90,525
MH Elite Fund of Funds	$202,785
MH Elite Select Portfolio of Funds	$67,839
MH Elite Income Fund of Funds	$129,981

For the year ended December 31, 2023 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$20,484
MH Elite Fund of Funds	$46,222
MH Elite Select Portfolio of Funds	$15,377
MH Elite Income Fund of Funds	$29,480

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2023 aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$2,825,000	$2,466,095
MH Elite Fund of Funds	$7,750,000	$5,131,561
MH Elite Select Portfolio of Funds	$2,975,000	$2,008,837
MH Elite Income Fund of Funds	$8,500,000	$5,002,545

4.

INCOME TAXES

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2023, the Funds most recent year-end, the components of distributable earnings on a tax basis were as follows:

Distributable Earnings/Accumulated Deficit	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$55,212	$455,541
Undistributed capital gain	$236,079	$1,234,764	$11,444	$-
Capital Loss Carryforward	$-	$-	$-	$(325,887)
Unrealized appreciation/(depreciation)	$1,764,921	$4,655,540	$582,888	$(150,912)
Total distributable earnings/ (accumulated deficit)	$2,001,000	$5,890,304	$649,544	$(21,258)

Annual Report |  31

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

At December 31, 2023, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 9, 2024 with an ex and pay date of January 10, 2024.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$90,503	$0.033352
Long Term Capital Gain	$236,079	$0.190476	$1,144,497	$0.421768

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$55,266	$0.043054	$455,809	$0.175478
Long Term Capital Gain	$11,445	$0.008916	$-	$-

At December 31, 2022, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2023 with an ex and pay date of January 11, 2023.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$12,822	$0.010584	$292,571	$0.121626

MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds did not issue a distribution in 2023.

1 Ordinary income distributions may include short-term capital gains.

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2023. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2023, the net investment losses for the following Funds are:

MH Elite Small Cap Fund of Funds	$41,639
MH Elite Fund of Funds	$724

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2023, the Funds capital loss carry forwards are listed below.

Annual Report |  32

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$68,429
Long term	$-	$-	$-	$257,458
Total	$-	$-	$-	$325,887

For the year ended December 31, 2023, the MH Elite Small Cap Fund of Funds utilized $100,882 of capital loss carry forward. For the year ended December 31, 2023, the MH Elite Fund of Funds utilized $55,476 of capital loss carry forward. For the year ended December 31, 2023, the MH Elite Select Portfolio of Funds utilized $156,556 of capital loss carry forward.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended, December 31, 2023, the Funds did not incur an interest or penalties.

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2023, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

MH Elite Small Cap Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$1,769,378	$4,457	$1,764,921	$7,681,176(1)

MH Elite Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$4,671,590	$16,050	$4,655,540	$16,936,582(1)

MH Elite Select Portfolio of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$676,411	$93,523	$582,888	$6,382,715(1)

MH Elite Income Fund of Funds
Appreciation	Depreciation	Net Unrealized Depreciation	Cost of Investments
$251,689	$402,601	$150,912	$13,101,800(1)

(1)

Excluded short-term securities’ cost basis.

Annual Report |  33

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2023, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2023		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	120,117	$ 872,341	73,083	$ 523,325
Shares issued in reinvestment of distributions	-	-	121,886	1,016,532
Shares redeemed	(69,012)	(513,404)	(39,980)	(296,092)
Net Increase	51,105	$ 358,937	154,989	$1,243,765

	MH Elite Fund of Funds
	For the year ended December 31, 2023		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	466,678	$3,443,254	380,840	$2,777,490
Shares issued in reinvestment of distributions	-	-	205,553	1,755,426
Shares redeemed	(192,704)	(1,459,343)	(187,382)	(1,417,983)
Net Increase	273,974	$1,983,911	399,011	$3,114,933

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2023		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	148,098	$ 776,920	104,703	$ 539,194
Shares issued in reinvestment of distributions	2,480	12,822	53,316	346,023
Shares redeemed	(64,910)	(342,700)	(45,008)	(249,074)
Net Increase	85,668	$ 447,042	113,011	$ 636,143

	MH Elite Income Fund of Funds
	For the year ended December 31, 2023		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares Sold	564,190	$2,758,434	814,613	$4,051,789
Shares issued in reinvestment of distributions	60,324	292,573	53,803	289,462
Shares redeemed	(384,481)	(1,880,384)	(379,710)	(1,911,843)
Net Increase	240,033	$1,170,623	488,706	$2,429,408

Annual Report |  34

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023

6.  SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Annual Report |  35

MH ELITE PORTFOLIO OF FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2023

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2023:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$9,598,405	$22,209,969	$7,114,867	$13,230,505
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$9,598,405	$22,209,969	$7,114,867	$13,230,505

The Funds did not hold any Level 3 investments during the year ended December 31, 2023.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2023. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8.  CHANGE OF SERVICE PROVIDER

On December 1, 2023, John Michaels, CPA, has been selected to serve as the independent registered public accounting firm for the Trust for its fiscal year ending December 31, 2023. The reports of Sanville & Co., the predecessor independent registered public accounting firm, on the financial statements of the Fund for the fiscal years/period ended December 31, 2007 through December 31, 2022 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle. In addition, there were no disagreements between the Trust and Sanville & Co., on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of Sanville & Co., would have caused them to make reference to the disagreement in their reports on the financial statements for such years.

Annual Report |  36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of MH Elite Portfolio of Funds Trust.

Opinion on the Financial Statements

I have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), each a series of MH Elite Portfolio of Funds Trust, (collectively the “Funds”) including the schedules of investments, as of December 31, 2023,  the related statements of operations for the year then ended, the statements of changes in net assets for the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the year ending December 31, 2023. In my opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in net assets for the year then ended and the financial highlights for the year ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America. The financial statements for the years prior to December 31, 2023 were audited by Sanville & Company.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. My responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on my audits. I am a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and I am required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

I conducted my audits in accordance with the standards of the PCAOB.  Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor was I engaged to perform, an audit of their internal control over financial reporting.  As part of my audits, I am required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, I express no such opinion.

My audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. My procedures included confirmation of securities and cash owned as of December 31, 2023, by correspondence with the custodian and bank. My audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. I believe that my audits provide a reasonable basis for my opinion.

John Michaels, CPA

This is my initial year serving as the auditor

Woodbridge, New Jersey

February 28, 2024

Annual Report |  37

MH ELITE PORTFOLIO OF FUNDS TRUST

EXPENSE ILLUSTRATION

DECEMBER 31, 2023 (UNAUDITED)

 As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period July 1, 2023 and held for the entire period through December 31, 2023.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Annual Report |  38

MH ELITE PORTFOLIO OF FUNDS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

MH Elite Small Cap Fund of Funds

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,058.11	$6.48
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MH Elite Fund of Funds

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,071.52	$6.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MH Elite Select Portfolio of Funds

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,043.07	$6.44
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MH Elite Income Fund of Funds

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2023	December 31, 2023	July 1, 2023 to December 31, 2023

Actual	$1,000.00	$1,047.03	$6.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report |  39

MH ELITE PORTFOLIO OF FUNDS TRUST

BOARD OF TRUSTEES INFORMATION

DECEMBER 31, 2023 (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All independent and interested Trustees serve on the Board of Trustees of each Fund.

Name, Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
INDEPENDENT TRUSTEES (c)
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 59	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 78	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 55	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEE
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 68	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $750 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  Neither the interested Trustee nor any officer of the Funds receives any compensation from the Funds.

Annual Report |  40

MH ELITE PORTFOLIO OF FUNDS TRUST

BOARD OF TRUSTEES INFORMATION

DECEMBER 31, 2023 (UNAUDITED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 72	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	4	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 68	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Annual Report |  41

MH ELITE PORTFOLIO OF FUNDS TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2023 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk, which is the risk that our Funds would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund(s). The Program is overseen by the Adviser, MH Investment Management Inc. and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

Assessment and management of the Trust’s liquidity risk under the Program takes into consideration certain factors, such as the individual Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed

Annual Report |  42

MH ELITE PORTFOLIO OF FUNDS TRUST

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings into four liquidity categories, highly liquid, moderately liquid, less liquid and illiquid investments. As the Trust invests in other open-end registered investment companies, our portfolios are classified as highly liquid investments and can be converted into cash within 3 business days to meet shareholder redemption requests without diluting remaining shareholder’ interests in a Fund. Each of the underlying funds we invest in will have their own liquidity risk management policy.

The Trust’s board will exercise general oversight of the liquidity risk management program. The Trustees must also act with reasonable business judgement on behalf of shareholders. At the meeting of the Funds’ Board of Trustees on November 21, 2022, the liquidity risk management program was reviewed for any material changes to ensure the program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards are appropriately designed to be in compliance with Rule 22e-4. There were no identified events that created liquidity related concerns for the Funds.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the ‘Act’) requires that the Investment Advisory Agreement be approved annually by a vote of a majority of the Board of Trustees and including a majority of the Trustees who are considered Independent Trustees as defined by the Act. The Board of Trustees (the ”Board”) of MH Elite Portfolio of Funds Trust met on December 13, 2023 to discuss the selection of MH Investment Management Inc. as the investment adviser and the approval of the investment advisory agreements for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (each, a “Fund” and collectively, the “Funds”). Harvey Merson, Funds’ portfolio manager and representative for the adviser provided reports and analysis to the Board and attended the Board meeting.

Matters considered by the Board of Trustees to approve the investment advisory contract included, but were not limited to:

1. The Board considered the benefit to shareholders of investing in a fund of funds,

2. The nature, extent, and quality of the services to be provided by the Investment Adviser,

Annual Report |  43

MH ELITE PORTFOLIO OF FUNDS TRUST

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2023 (UNAUDITED)

3. Investment performance,

4. Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,

5. Possible conflicts of interest between the Funds and the Adviser,

6. Brokerage and portfolio transactions,

7. Overall fund expenses and expense ratios based on information provided. The Board also considered that the Funds' fee structure was competitive with the funds with similar investment goals and strategies,

8. Sales and redemptions of Fund shares.

In light of the nature, extent and quality of services provided by the Adviser to the Funds, including portfolio management, research, relationships with third party service providers, such as Funds’ custodian and transfer services provided by Mutual Shareholder Services, quality of shareholder reports, accounting and compliance services, the Board concluded that said services by the Adviser warranted approval to renew the investment advisory and administrative services agreements.

The Board considered, among other performance information, each fund’s investment objectives relative to each fund’s annualized total returns over one-, three-, five- and ten-year periods. Performance reviews included comparisons to benchmark indexes with the caveat that each fund represents a portfolio of funds and includes multiple asset classes and investing styles for which there is no individual index that invests accordingly.  Adviser emphasized to the Board the uniqueness of our Fund of Funds structure, in that, there are no other non-proprietary fund complexes with similar offerings based on asset allocation specific funds. Board concluded that the Adviser’s recommendations are consistent with the objectives and principal investment strategies as outlined in the Funds’ prospectus.

Board reviewed a detailed monthly analysis of the Adviser’s expenses and fees received from Funds to satisfy the financial responsibilities of the adviser under the terms set forth in the Investment Adviser and Administrative Services Agreements. Board acknowledges the Adviser, based on growth in Fund assets, is looking to expand shareholder services and improve the functionality of the services currently provided. Board concluded that the fees paid by the funds are fair, reasonable and necessary to maintain the financial stability of the Adviser.

Based on its evaluation of all material factors, the Board, including the non-interested Trustees, voted unanimously to approve and renew the investment advisory contract with MH Investment Management Inc. for the period January 1, 2024 through December 31, 2024.

Annual Report |  44

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Annual Report |  45

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Annual Report |  46

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2023

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ  07076.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director/Trustee since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)

Audit fees:

Audit fees for the Registrant:

Fiscal year ended December 31, 2023: $26,948.

Fiscal year ended December 31, 2022: $26,936.

(b)

Audit-Related fees:

Fiscal year ended December 31, 2023: $0.

Fiscal year ended December 31, 2022: $0.

(c) Tax fees:

Fiscal year ended December 31, 2023: $4,600.

Fiscal year ended December 31, 2022: $4,200.

(d)

All other fees:

Fiscal year ended December 31, 2023: $0.

Fiscal year ended December 31, 2022: $0.

(e)

Audit committee pre-approval policies and procedures:

(1)

The Audit Committee must pre-approve all audit and non-audit services provided by the independent auditors and review and evaluate the qualifications, independence, and performance of the Fund’s independent auditors.

(2)

No services described in items 4(b) through 4(d) were approved by the Audit  Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

Aggregate non-audit fees:

Fiscal year ended December 31, 2023: $4,600.

Fiscal year ended December 31, 2022: $4,200.

Tax preparation services are the only aggregate non-audit fees for the Registrant.

(h)

 For the period covered by this report, the Audit committee has determined all non-audit services (tax preparation) performed were consistent with maintaining the principle accountant’s independence.

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/ Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: April 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: April 8, 2024